Goodwill And Other Acquisition Intangibles (Estimated Future Amortization Expense For The Next Five Years) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Goodwill And Other Acquisition Intangibles [Abstract]
2012, Intangibles Amortization Expense	$ 38.2
2013, Intangibles Amortization Expense	37.6
2014, Intangibles Amortization Expense	37.2
2015, Intangibles Amortization Expense	37.1
2016, Intangibles Amortization Expense	$ 31.7